Loan Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	$ 221,508,266	$ 181,556,785
Provision for loan losses
Collectively assessed	(23,264)	(99,563)	$ (1,405,536)
Individually assessed	(128,904,336)	(64,195,127)	$ (5,020,771)
Provision for loan losses	(128,927,600)	(64,294,690)
Loan receivable, net	92,580,666	117,262,095
Loan receivable - related parties, net	490,724	1,244,739
Loan receivable - third parties, net	92,089,942	116,017,356
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	108,913,922	112,594,344
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	$ 56,215,822	$ 125,340,963